Dividends - Summary of Dividends (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 R / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 R / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 R / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 R / shares
Disclosure of Dividends [line items]
Total dividends		$ 322.3		$ 137.7		$ 45.5
Dividends per share (in USD cents per share) | $ / shares		$ 0.36		$ 0.16		$ 0.05
Final dividend
Disclosure of Dividends [line items]
2020 final dividend of 320 SA cents per share (2019: 100 SA cents and 2018: 20 SA cents) declared on 17 February 2021.		$ 190.4		$ 84.7		$ 11.5
Dividends per share (in USD cents per share) | R / shares			R 3.20		R 1		R 0.20
Interim dividend
Disclosure of Dividends [line items]
2021 interim dividend of 210 SA cents was declared during 2021 (2020: 160 SA cents and 2019: 60 SA cents).		$ 131.9		$ 53.0		$ 34.0
Dividends per share (in USD cents per share) | R / shares	R 2.10		R 1.60		R 0.60